Bridge Loans and Long-Term Debt - Schedule of Amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2008
Non-Convertible Bridge Loan Amortized cost [Member]
Bridge Loans and Long-Term Debt - Schedule of Amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan (Details) [Line Items]
Balance		$ 3,059,996
Issuance of Tranche 2		1,218,895
Gain on debt extinction		(1,038,521)
Interest accretion	477,776	1,619,281
Fair value adjustment
Foreign exchange	(31,080)	292,084
Balance	3,059,996	5,151,735
Convertible Bridge Loan FVTPL [Member]
Bridge Loans and Long-Term Debt - Schedule of Amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan (Details) [Line Items]
Balance		6,853,623
Issuance of Tranche 2		2,589,772
Gain on debt extinction		(2,175,046)
Interest accretion
Fair value adjustment	1,201,172	3,124,296
Foreign exchange	(62,179)	624,771
Balance	6,853,623	11,017,416
Bridge Loan [Member]
Bridge Loans and Long-Term Debt - Schedule of Amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan (Details) [Line Items]
Balance		9,913,619
Issuance of Tranche 2		3,808,667
Gain on debt extinction		(3,213,567)
Interest accretion	477,776	1,619,281
Fair value adjustment	1,201,172	3,124,296
Foreign exchange	(93,259)	916,855
Balance	$ 9,913,619	$ 16,169,151